Cover	May 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	May 06, 2026
Entity File Number	000-56745
Entity Registrant Name	MEDICAL EXERCISE INC.
Entity Central Index Key	0002001249
Entity Tax Identification Number	93-3572456
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	Suite 300
Entity Address, Address Line Two	7901 4th Street North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	561
Local Phone Number	772-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false